Label	Element	Value
(Oppenheimer Global Allocation Fund)
Prospectus:	rr_ProspectusTable
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Investment Objective. The Fund seeks total return.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold or redeem shares of the Fund. You may qualify for sales charge discounts if you (or you and your spouse) invest, or agree to invest in the future, at least $25,000 in certain funds in the Oppenheimer family of funds. More information about these and other discounts is available from your financial professional and in the section "About Your Account" beginning on page 28 of the prospectus and in the sections "How to Buy Shares" beginning on page 64 and "Appendix A" in the Fund's Statement of Additional Information.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you (or you and your spouse) invest, or agree to invest in the future, at least $25,000 in certain funds in the Oppenheimer family of funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been restated to reflect current fees.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a class of shares of the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Any applicable fee waivers and/or expense reimbursements are reflected in the below examples for the period during which such fee waivers and/or expense reimbursements are in effect. Although your actual costs may be higher or lower, based on these assumptions your expenses would be as follows:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If shares are redeemed
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If shares are not redeemed
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 83% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	83.00%
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Principal Investment Strategies. The Fund seeks to achieve its investment objective by allocating its assets among equity securities, fixed-income securities, and various other types of investments, from all over the world. The Fund will attempt to take advantage of long- and short-term fluctuations in the global markets by allocating its assets across a variety of asset classes. Such allocations may vary significantly from time to time. The Fund may invest in any market that the portfolio managers believe may offer an attractive investment opportunity. This investment flexibility is intended to allow the Fund to respond to, and seek to benefit from, changes in the global economic, political, and social landscape. The portfolio managers will analyze the overall investment opportunities and risks in the global markets and across asset classes in making investment decisions.

Generally, there are no geographic restrictions on where the Fund may invest and no restrictions on the amount of the Fund's assets that can be invested in either U.S. or foreign securities, including securities of issuers in developing and emerging markets. There is no maximum or minimum amount for investments in either equity or fixed-income securities. The Fund is not required to allocate its investments in any fixed proportion, and at any given time the Fund may allocate up to 100% of its assets in equity, fixed-income, U.S., or foreign securities.

The Fund may invest in all types of equity securities, including common stock, preferred stock, convertible securities, rights and warrants, and other securities or instruments whose prices are linked to the value of common stock. The Fund does not limit its investments to issuers in a particular market capitalization range and at times may invest a substantial portion of its assets in one or more particular market capitalization ranges.

The Fund may invest in debt securities of any kind and of varying duration and maturities. Examples include, but are not limited to, securities that pay a fixed or fluctuating rate of interest, securities convertible into equity securities, securities issued or guaranteed by the U.S. federal and state governments or by their agencies and instrumentalities, securities issued or guaranteed by foreign governments, international agencies or supra-national entities, securities issued or guaranteed by domestic or foreign private issuers, mortgage-backed or other asset-backed securities, inflation-indexed bonds, structured notes, loan assignments and loan participations.

The Fund may invest in below-investment-grade debt securities (commonly referred to as "junk bonds"), including distressed securities. Investment-grade debt securities are rated in one of the top four categories by nationally recognized statistical rating organizations such as Moody's or Standard & Poor's. The Fund may also invest in unrated securities, in which case the Fund's Sub-Adviser, OppenheimerFunds, Inc., may internally assign ratings to certain of those securities, after assessing their credit quality, in investment-grade or below-investment-grade categories similar to those of nationally recognized statistical rating organizations. There can be no assurance, nor is it intended, that the Sub-Adviser's credit analysis is consistent or comparable with the credit analysis process used by a nationally recognized statistical rating organization.

The portfolio managers may seek to adjust exposures, enhance investment returns, and hedge market risks through the use of short sales and a variety of derivative instruments including, but not limited to, futures, options, forward contracts and swaps. The Fund may invest in the securities of other investment companies, subject to the limits of the Investment Company Act, including other entities sponsored and/or advised by the Manager or an affiliate. In addition, the Fund may invest in other types of investments including, but not limited to, commodity futures, event-linked securities, currency-related investments, real estate-related investments and precious metals-related investments.

The Fund has established a Cayman Islands exempted company that is wholly-owned and controlled by the Fund (the "Subsidiary"). The Fund may invest up to 25% of its total assets in the Subsidiary. The Subsidiary invests primarily in commodity-linked derivatives (including commodity futures, financial futures, options and swap contracts) and exchange traded funds related to gold or other special minerals ("Gold ETFs"). The Subsidiary may also invest in certain fixed-income securities and other investments that may serve as margin or collateral for its derivatives positions. Investments in the Subsidiary are intended to provide the Fund with exposure to commodities market returns within the limitations of the federal tax requirements that apply to the Fund. The Subsidiary is subject to the same investment restrictions and guidelines, and follows the same compliance policies and procedures, as the Fund. The Fund's investment in the Subsidiary may vary based on the portfolio managers' use of different types of commodity-linked derivatives, fixed-income securities, Gold ETFs, and other investments. Since the Fund may invest a substantial portion of its assets in the Subsidiary, which may hold certain of the investments described in this prospectus, the Fund may be considered to be investing indirectly in those investments through its Subsidiary. Therefore, references in this prospectus to investments by the Fund also may be deemed to include the Fund's indirect investments through the Subsidiary.

The Fund's holdings may at times differ significantly from the weightings of the indices comprising its reference index (the "Reference Index"). The Fund's Reference Index is a customized weighted index currently comprised of the following underlying broad-based security indices: 60% of the MSCI All Country World Index and 40% of the Barclays Global Aggregate Bond Index, Hedged. The Fund is not managed to be invested in the same percentages as those indices comprising the Reference Index.

Total Return Swaps on Shares of Affiliated Funds. Shares of certain affiliated Oppenheimer registered investment companies that are managed by the Manager, or an affiliate of the Manager (each, a "referenced fund") can serve as reference securities for total return swaps used by the Fund. This investment technique provides the Fund with synthetic long investment exposure to the performance of a referenced fund through payments made by a swap dealer counterparty to the Fund under the swap that reflect the positive total return (inclusive of dividends and distributions) on those shares. In exchange, the Fund would make periodic payments to the counterparty under the swap based on a fixed or variable interest rate, as well as payments reflecting any negative total return on those shares. The swap provides the Fund with the economic equivalent of ownership of those shares through an entitlement to receive any gains realized, and dividends paid, on the shares, and an obligation to pay any losses realized on the shares. This investment technique provides the Fund effectively with leverage intended to achieve an economic effect similar to the Fund's purchase of shares of the referenced fund with borrowed money. As such, this investment technique will subject the Fund to the risks of leverage discussed in this Prospectus.

Performance of such a swap is subject to the performance and risks of the referenced fund and its investment portfolio. If the performance of the shares of the referenced fund referenced in the swap is negative or is not sufficiently positive to offset the periodic payment due to the counterparty based on the fixed or variable interest rate, then the performance of the Fund will be negatively impacted. Additionally, the counterparty's payments to the Fund will be based upon the change in the net asset value of the referenced fund's shares referenced in the swap, which take into account the ratable share of the internal expenses of the referenced fund as reflected in its net asset value (including management fee and administrative expenses of the referenced fund). Though not contractually required (or requested by the Manager) to do so, the counterparty would be expected to hedge its market risk exposure under the swap by purchasing for its own account shares of the referenced fund. If the counterparty does hedge by purchasing shares of the referenced fund, the Manager or an affiliate of the Manager (as applicable), as investment adviser to the referenced fund, will receive a management fee attributable to the counterparty's direct investment in the referenced fund. Finally, like other total return swaps, these swaps are subject to counterparty risk. If the counterparty fails to meet its obligations, the Fund may lose money.

Certain information necessary to price these swaps daily may not be available in a timely manner under standard valuation methodologies used by the Fund; therefore these swaps will be fair valued daily pursuant to the Fund's fair valuation procedures using a fair valuation methodology.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Principal Risks. The price of the Fund's shares can go up and down substantially. The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests or because of poor investment selection, which could cause the Fund to underperform other funds with similar investment objectives. There is no assurance that the Fund will achieve its investment objective. When you redeem your shares, they may be worth less than what you paid for them. These risks mean that you can lose money by investing in the Fund.

Asset Allocation Risk. Because the Fund typically invests in a combination of securities, the Fund's ability to achieve its investment objective depends largely upon selecting the best mix of investments. There is the risk that the portfolio manager's evaluations and assumptions regarding market conditions may be incorrect. During periods of rapidly rising stock prices, the Fund might not achieve growth in its share prices to the same degree as funds focusing only on stocks. The Fund's investments in stocks may make it more difficult to preserve principal during periods of stock market volatility. The Fund's use of a particular investment style might not be successful when that style is out of favor and the Fund's performance may be adversely affected by the asset allocation decisions.

Risks of Investing in Stocks. The value of the Fund's portfolio may be affected by changes in the stock markets. Stock markets may experience significant short-term volatility and may fall sharply at times. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.

The prices of individual stocks generally do not all move in the same direction at the same time. For example, "growth" stocks may perform well under circumstances in which "value" stocks in general have fallen. A variety of factors can affect the price of a particular company's stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company's sector or industry, or changes in government regulations affecting the company or its industry. To the extent that securities of a particular type are emphasized, (for example foreign stocks, stocks of small- or mid-cap companies, growth or value stocks, or stocks of companies in a particular industry), fund share values may fluctuate more in response to events affecting the market for those types of securities.

Risks of Other Equity Securities. Most convertible securities are subject to the risks and price fluctuations of the underlying stock. They may be subject to the risk that the issuer will not be able to pay interest or dividends when due and their market value may change based on changes in the issuer's credit rating or the market's perception of the issuer's creditworthiness. Some convertible preferred stocks have a conversion or call feature that allows the issuer to redeem the stock before the conversion date, which could diminish the potential for capital appreciation on the investment. The fixed dividend rate of preferred stocks may cause their prices to behave more like those of debt securities. If interest rates rise, the value of preferred stock having a fixed dividend rate tends to fall. Preferred stock generally ranks behind debt securities in claims for dividends and assets of the issuer in a liquidation or bankruptcy. The price of a warrant does not necessarily move parallel to the price of the underlying security and is generally more volatile than that of the underlying security. Rights are similar to warrants, but normally have a shorter duration. The market for rights or warrants may be very limited and it may be difficult to sell them promptly at an acceptable price. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

Industry and Sector Focus. At times the Fund may increase the relative emphasis of its investments in a particular industry or sector. The prices of stocks of issuers in a particular industry or sector may go up and down in response to changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than others. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, its share values may fluctuate in response to events affecting that industry or sector. To some extent that risk may be limited by the Fund's policy of not concentrating its investments in any one industry.

Risks of Small- and Mid-Cap Companies. Small- and mid-cap companies may be either established or newer companies, including "unseasoned" companies that have typically been in operation for less than three years. While small- and mid-cap companies might offer greater opportunities for gain than larger companies, they also involve greater risk of loss. They may be more sensitive to changes in a company's earnings expectations and may experience more abrupt and erratic price movements. Small- and mid-cap companies' securities may trade in lower volumes and it might be harder for the Fund to dispose of its holdings at an acceptable price when it wants to sell them. Small- and mid-cap companies may not have established markets for their products or services and may have fewer customers and product lines. They may have more limited access to financial resources and may not have the financial strength to sustain them through business downturns or adverse market conditions. Since small- and mid-cap companies typically reinvest a high proportion of their earnings in their business, they may not pay dividends for some time, particularly if they are newer companies. Small- and mid-cap companies may have unseasoned management or less depth in management skill than larger, more established companies. They may be more reliant on the efforts of particular members of their management team and management changes may pose a greater risk to the success of the business. It may take a substantial period of time before the Fund realizes a gain on an investment in a small- or mid-cap company, if it realizes any gain at all.

Risks of Investing in Debt Securities. Debt securities may be subject to interest rate risk, duration risk, credit risk, credit spread risk, extension risk, reinvestment risk, prepayment risk and event risk. Interest rate risk is the risk that when prevailing interest rates fall, the values of already-issued debt securities generally rise; and when prevailing interest rates rise, the values of already-issued debt securities generally fall, and they may be worth less than the amount the Fund paid for them. When interest rates change, the values of longer-term debt securities usually change more than the values of shorter-term debt securities. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are at, or near, historic lows. Duration risk is the risk that longer-duration debt securities will be more volatile and more likely to decline in price in a rising interest rate environment than shorter-duration debt securities. Credit risk is the risk that the issuer of a security might not make interest and principal payments on the security as they become due. If an issuer fails to pay interest or repay principal, the Fund's income or share value might be reduced. Adverse news about an issuer or a downgrade in an issuer's credit rating, for any reason, can also reduce the market value of the issuer's securities. "Credit spread" is the difference in yield between securities that is due to differences in their credit quality. There is a risk that credit spreads may increase when the market expects lower-grade bonds to default more frequently. Widening credit spreads may quickly reduce the market values of the Fund's lower-rated and unrated securities. Some unrated securities may not have an active trading market or may trade less actively than rated securities, which means that the Fund might have difficulty selling them promptly at an acceptable price. Extension risk is the risk that an increase in interest rates could cause principal payments on a debt security to be repaid at a slower rate than expected. Extension risk is particularly prevalent for a callable security where an increase in interest rates could result in the issuer of that security choosing not to redeem the security as anticipated on the security's call date. Such a decision by the issuer could have the effect of lengthening the debt security's expected maturity, making it more vulnerable to interest rate risk and reducing its market value. Reinvestment risk is the risk that when interest rates fall the Fund may be required to reinvest the proceeds from a security's sale or redemption at a lower interest rate. Callable bonds are generally subject to greater reinvestment risk than non-callable bonds. Prepayment risk is the risk that the issuer may redeem the security prior to the expected maturity or that borrowers may repay the loans that underlie these securities more quickly than expected, thereby causing the issuer of the security to repay the principal prior to the expected maturity. The Fund may need to reinvest the proceeds at a lower interest rate, reducing its income. Event risk is the risk that an issuer could be subject to an event, such as a buyout or debt restructuring, that interferes with its ability to make timely interest and principal payments and cause the value of its debt securities to fall.

Fixed-Income Market Risks. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity may decline unpredictably in response to overall economic conditions or credit tightening. During times of reduced market liquidity, the Fund may not be able to readily sell bonds at the prices at which they are carried on the Fund's books and could experience a loss. If the Fund needed to sell large blocks of bonds to meet shareholder redemption requests or to raise cash, those sales could further reduce the bonds' prices, particularly for lower-rated and unrated securities. An unexpected increase in redemptions by Fund shareholders, which may be triggered by general market turmoil or an increase in interest rates, could cause the Fund to sell its holdings at a loss or at undesirable prices.

Economic and other market developments can adversely affect fixed-income securities markets in the United States, Europe and elsewhere. At times, participants in debt securities markets may develop concerns about the ability of certain issuers of debt securities to make timely principal and interest payments, or they may develop concerns about the ability of financial institutions that make markets in certain debt securities to facilitate an orderly market. Those concerns may impact the market price or value of those debt securities and may cause increased volatility in those debt securities or debt securities markets. Under some circumstances, as was the case during the latter half of 2008 and early 2009, those concerns may cause reduced liquidity in certain debt securities markets, reducing the willingness of some lenders to extend credit, and making it more difficult for borrowers to obtain financing on attractive terms (or at all). A lack of liquidity or other adverse credit market conditions may hamper the Fund's ability to sell the debt securities in which it invests or to find and purchase suitable debt instruments.

Risks of Below-Investment-Grade Securities. Below-investment-grade debt securities (also referred to as "junk" bonds), whether rated or unrated, may be subject to greater price fluctuations than investment-grade securities, increased credit risk and a greater risk that the issuer might not be able to pay interest and principal when due, especially during times of weakening economic conditions or rising interest rates. The market for below-investment-grade securities may be less liquid and therefore these securities may be harder to value or sell at an acceptable price, especially during times of market volatility or decline.

Because the Fund can invest without limit in below-investment-grade securities, the Fund's credit risks are greater than those of funds that buy only investment-grade securities.

Risks of Foreign Investing. Foreign securities are subject to special risks. Securities traded in foreign markets may be less liquid and more volatile than those traded in U.S. markets. Foreign issuers are usually not subject to the same accounting and disclosure requirements that U.S. companies are subject to, which may make it difficult for the Fund to evaluate a foreign company's operations or financial condition. A change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of investments denominated in that foreign currency and in the value of any income or distributions the Fund may receive on those investments. The value of foreign investments may be affected by exchange control regulations, foreign taxes, higher transaction and other costs, delays in the settlement of transactions, changes in economic or monetary policy in the United States or abroad, expropriation or nationalization of a company's assets, or other political and economic factors. In addition, due to the inter-relationship of global economies and financial markets, changes in political and economic factors in one country or region could adversely affect conditions in another country or region. Investments in foreign securities may also expose the Fund to time-zone arbitrage risk. Foreign securities may trade on weekends or other days when the Fund does not price its shares. As a result, the value of the Fund's net assets may change on days when you will not be able to purchase or redeem the Fund's shares. At times, the Fund may emphasize investments in a particular country or region and may be subject to greater risks from adverse events that occur in that country or region. Foreign securities and foreign currencies held in foreign banks and securities depositories may be subject to only limited or no regulatory oversight.

Risks of Developing and Emerging Markets . Investments in developing and emerging markets are subject to all the risks associated with foreign investing, however, these risks may be magnified in developing and emerging markets. Developing or emerging market countries may have less well-developed securities markets and exchanges that may be substantially less liquid than those of more developed markets. Settlement procedures in developing or emerging markets may differ from those of more established securities markets, and settlement delays may result in the inability to invest assets or to dispose of portfolio securities in a timely manner. Securities prices in developing or emerging markets may be significantly more volatile than is the case in more developed nations of the world, and governments of developing or emerging market countries may also be more unstable than the governments of more developed countries. Such countries' economies may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes. Developing or emerging market countries also may be subject to social, political or economic instability. The value of developing or emerging market countries' currencies may fluctuate more than the currencies of countries with more mature markets. Investments in developing or emerging market countries may be subject to greater risks of government restrictions, including confiscatory taxation, expropriation or nationalization of a company's assets, restrictions on foreign ownership of local companies, restrictions on withdrawing assets from the country, protectionist measures, and practices such as share blocking. In addition, the ability of foreign entities to participate in privatization programs of certain developing or emerging market countries may be limited by local law. Investments in securities of issuers in developing or emerging market countries may be considered speculative.

Eurozone Investment Risks. Certain of the regions in which the Fund invests, including the European Union (EU), currently experience significant financial difficulties. Following the recent global economic crisis, some of these countries have depended on, and may continue to be dependent on, the assistance from others such as the European Central Bank (ECB) or other governments or institutions, and failure to implement reforms as a condition of assistance could have a significant adverse effect on the value of investments in those and other European countries. In addition, countries that have adopted the euro are subject to fiscal and monetary controls that could limit the ability to implement their own economic policies, and could voluntarily abandon, or be forced out of, the euro. Such events could impact the market values of Eurozone and various other securities and currencies, cause redenomination of certain securities into less valuable local currencies, and create more volatile and illiquid markets.

Risks of Alternative Investment Strategies. The Fund utilizes alternative investment strategies, which are strategies that the portfolio managers expect to result in investment performance that does not correlate with the performance of traditional asset classes, such as equity and fixed-income investments. The Fund also seeks to utilize a diverse mix of alternative investment strategies, in the hope that individual strategies yield low performance correlation to other alternative investment strategies used by the Fund. However, alternative investments may be more volatile or illiquid, particularly during periods of market instability, and the Fund cannot guarantee that diverse alternative investment strategies will yield uncorrelated performance under all market conditions. In addition, the particular mix of alternative investments in the Fund's portfolio may not be sufficiently diversified. The Fund is subject to the risk that its alternative investments may undergo a correlation shift, resulting in returns that are correlated with the broader market and/or with the Fund's other alternative investments.

Risks of Event-Linked Securities. Event-linked securities are fixed income securities for which the return of principal and payment of interest is contingent on the non-occurrence of a trigger event, such as a hurricane, earthquake, or other catastrophe or series of catastrophe events that leads to physical or economic loss(es). If the trigger event occurs prior to maturity, the Fund may lose all or a portion of its principal and additional interest. Event-linked securities may expose the Fund to certain other risks, including issuer default, adverse regulatory or jurisdictional interpretations, liquidity risk and adverse tax consequences.

Risks of Derivative Investments. Derivatives may involve significant risks. Derivatives may be more volatile than other types of investments, may require the payment of premiums, may increase portfolio turnover, may be illiquid, and may not perform as expected. Derivatives are subject to counterparty risk and the Fund may lose money on a derivative investment if the issuer or counterparty fails to pay the amount due. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund's initial investment. As a result of these risks, the Fund could realize little or no income or lose money from its investment, or a hedge might be unsuccessful. In addition, under new rules enacted and currently being implemented under financial reform legislation, certain over-the-counter derivatives are (or soon will be) required to be executed on a regulated market and/or cleared through a clearinghouse. It is unclear how these regulatory changes will affect counterparty risk, and entering into a derivative transaction with a clearinghouse may entail further risks and costs.

Risks of Hedging. The Fund may engage in "hedging" strategies, including short sales, futures and other derivatives in an effort to protect assets from losses due to declines in the value of the Fund's portfolio. There are risks in the use of these investment and trading strategies. There can be no assurance that the hedging strategies used will be successful in avoiding losses, and hedged positions may perform less favorably in generally rising markets than unhedged positions. If the investment adviser uses a hedging strategy at the wrong time or judges market conditions incorrectly, the strategy could reduce the Fund's return. In some cases, derivatives or other investments may be unavailable, or the investment adviser may choose not to use them under market conditions when their use, in hindsight, may be determined to have been beneficial to the Fund. No assurance can be given that the investment adviser will employ hedging strategies with respect to all or any portion of the Fund's assets.

Risks of Commodity-Linked Investments. Commodity-linked investments are considered speculative and have substantial risks, including the risk of loss of a significant portion of their principal value. Prices of commodities and commodity-linked investments may fluctuate significantly over short periods due to a variety of factors, including for example agricultural, economic and regulatory developments. These risks may make commodity-linked investments more volatile than other types of investments. Commodity-linked investments entail the risk that the Fund might not qualify as a "regulated investment company" under the Internal Revenue Code and its income may become subject to fund-level income taxes, reducing returns to shareholders.

Risks Of Investments In The Fund's Wholly-Owned Subsidiary. The Subsidiary is not registered under the Investment Company Act of 1940 and is not subject to its investor protections (except as otherwise noted in this prospectus). As an investor in the Subsidiary, the Fund does not have all of the protections offered to investors by the Investment Company Act of 1940. However, the Subsidiary is wholly-owned and controlled by the Fund and managed by the Manager and the Sub-Adviser. Therefore, the Fund's ownership and control of the Subsidiary make it unlikely that the Subsidiary would take actions contrary to the interests of the Fund or its shareholders. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this prospectus and the Statement of Additional Information and could adversely affect the Fund. Changes in the laws of the United States and/or the Cayman Islands could adversely affect the performance of the Fund and/or the Subsidiary. For example, the Cayman Islands currently does not impose certain taxes on exempted companies like the Subsidiary, including income and capital gains tax, among others. If Cayman Islands laws were changed to require such entities to pay Cayman Islands taxes, the investment returns of the Fund would likely decrease.

Who is the Fund Designed For? The Fund is designed for investors seeking total return. Those investors should be willing to assume the risks of short-term share price fluctuations that are typical for a fund with significant investments in foreign and domestic equity and fixed-income securities and alternative asset classes. The Fund is intended to be a long-term investment, not a short-term trading vehicle. Because the Fund's income will fluctuate, it is not designed for investors needing an assured level of current income. The Fund is not a complete investment program. You should carefully consider your own investment goals and risk tolerance before investing.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	The price of the Fund's shares can go up and down substantially. The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests or because of poor investment selection, which could cause the Fund to underperform other funds with similar investment objectives. There is no assurance that the Fund will achieve its investment objective. When you redeem your shares, they may be worth less than what you paid for them. These risks mean that you can lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund's Past Performance. The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance (for Class A shares) from calendar year to calendar year and by showing how the Fund's average annual returns for the periods of time shown in the table compare with those of a broad measure of market performance and those of the Reference Index, which has characteristics of those markets in which the Fund can invest. The Fund's past investment performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More recent performance information is available by calling the toll-free number on the back of this prospectus and on the Fund's website: https://www.oppenheimerfunds.com/fund/GlobalAllocationFund

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges and taxes are not included and the returns would be lower if they were.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Sales charges and taxes are not included and the returns would be lower if they were. During the period shown, the highest return for a calendar quarter was 19.00% (2nd Qtr 09) and the lowest return for a calendar quarter was -14.38% (4th Qtr 08). For the period from January 1, 2015 to December 31, 2015 the cumulative return before sales charges and taxes was 0.40%.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended December 31, 2015
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The following table shows the average annual total returns for each class of the Fund's shares. After-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Your actual after-tax returns, depending on your individual tax situation, may differ from those shown and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns, depending on your individual tax situation, may differ from those shown and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past investment performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance (for Class A shares) from calendar year to calendar year and by showing how the Fund's average annual returns for the periods of time shown in the table compare with those of a broad measure of market performance and those of the Reference Index, which has characteristics of those markets in which the Fund can invest. The Fund's past investment performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class and after-tax returns for other classes will vary.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://www.oppenheimerfunds.com/fund/GlobalAllocationFund
(Oppenheimer Global Allocation Fund) | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	1.38%
5 Years (or life of class, if less)	rr_AverageAnnualReturnYear05	12.57%
10 Years	rr_AverageAnnualReturnYear10	7.31%
(Oppenheimer Global Allocation Fund) | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
5 Years (or life of class, if less)	rr_AverageAnnualReturnYear05	13.48%	[2]
(Oppenheimer Global Allocation Fund) | Reference Index (60% MSCI All Country World Index / 40% Barclays Global Aggregate Bond Index, Hedged) (reflects no deduction for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(0.80%)	[3]
5 Years (or life of class, if less)	rr_AverageAnnualReturnYear05	5.42%	[3]
10 Years	rr_AverageAnnualReturnYear10	4.97%	[3]
(Oppenheimer Global Allocation Fund) | Reference Index (60% MSCI All Country World Index / 40% Barclays Global Aggregate Bond Index, Hedged) (reflects no deduction for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
5 Years (or life of class, if less)	rr_AverageAnnualReturnYear05	5.77%	[2]
(Oppenheimer Global Allocation Fund) | MSCI All Country World Index (reflects no deduction for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(2.36%)	[3]
5 Years (or life of class, if less)	rr_AverageAnnualReturnYear05	6.09%	[3]
10 Years	rr_AverageAnnualReturnYear10	4.76%	[3]
(Oppenheimer Global Allocation Fund) | MSCI All Country World Index (reflects no deduction for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
5 Years (or life of class, if less)	rr_AverageAnnualReturnYear05	7.19%	[2]
(Oppenheimer Global Allocation Fund) | Barclays Global Aggregate Bond Index, Hedged (reflects no deduction for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	1.02%	[3]
5 Years (or life of class, if less)	rr_AverageAnnualReturnYear05	3.87%	[3]
10 Years	rr_AverageAnnualReturnYear10	4.36%	[3]
(Oppenheimer Global Allocation Fund) | Barclays Global Aggregate Bond Index, Hedged (reflects no deduction for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
5 Years (or life of class, if less)	rr_AverageAnnualReturnYear05	3.29%	[2]
(Oppenheimer Global Allocation Fund) | Reference Index (30% Russell 1000 Index / 30% MSCI All Country World Index (ex-U.S.) / 20% Barclays U.S. Aggregate Bond Index / 20% Barclays Multiverse Index (ex-U.S.)) (reflects no deduction for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(2.30%)	[3]
5 Years (or life of class, if less)	rr_AverageAnnualReturnYear05	4.67%	[3]
10 Years	rr_AverageAnnualReturnYear10	5.01%	[3]
(Oppenheimer Global Allocation Fund) | Reference Index (30% Russell 1000 Index / 30% MSCI All Country World Index (ex-U.S.) / 20% Barclays U.S. Aggregate Bond Index / 20% Barclays Multiverse Index (ex-U.S.))(reflects no deduction for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
5 Years (or life of class, if less)	rr_AverageAnnualReturnYear05	4.55%	[2]
(Oppenheimer Global Allocation Fund) | Russell 1000 Index (reflects no deduction for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	0.92%	[3]
5 Years (or life of class, if less)	rr_AverageAnnualReturnYear05	12.44%	[3]
10 Years	rr_AverageAnnualReturnYear10	7.40%	[3]
(Oppenheimer Global Allocation Fund) | Russell 1000 Index (reflects no deduction for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
5 Years (or life of class, if less)	rr_AverageAnnualReturnYear05	13.37%	[2]
(Oppenheimer Global Allocation Fund) | MSCI All Country World Index (ex-U.S.) (reflects no deduction for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(5.66%)	[3]
5 Years (or life of class, if less)	rr_AverageAnnualReturnYear05	1.06%	[3]
10 Years	rr_AverageAnnualReturnYear10	2.92%	[3]
(Oppenheimer Global Allocation Fund) | MSCI All Country World Index (ex-U.S.) (reflects no deduction for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
5 Years (or life of class, if less)	rr_AverageAnnualReturnYear05	2.10%	[2]
(Oppenheimer Global Allocation Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	0.55%	[3]
5 Years (or life of class, if less)	rr_AverageAnnualReturnYear05	3.25%	[3]
10 Years	rr_AverageAnnualReturnYear10	4.51%	[3]
(Oppenheimer Global Allocation Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
5 Years (or life of class, if less)	rr_AverageAnnualReturnYear05	2.00%	[2]
(Oppenheimer Global Allocation Fund) | Barclays Multiverse Index (ex-U.S.) (reflects no deduction for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(6.04%)	[3]
5 Years (or life of class, if less)	rr_AverageAnnualReturnYear05	(0.76%)	[3]
10 Years	rr_AverageAnnualReturnYear10	3.16%	[3]
(Oppenheimer Global Allocation Fund) | Barclays Multiverse Index (ex-U.S.) (reflects no deduction for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
5 Years (or life of class, if less)	rr_AverageAnnualReturnYear05	(2.61%)	[2]
(Oppenheimer Global Allocation Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.79%	[4]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.34%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[5]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.29%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 700
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	973
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,267
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,101
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	700
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	973
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,267
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,101
Annual Return 2006	rr_AnnualReturn2006	10.66%
Annual Return 2007	rr_AnnualReturn2007	(3.88%)
Annual Return 2008	rr_AnnualReturn2008	(31.64%)
Annual Return 2009	rr_AnnualReturn2009	32.72%
Annual Return 2010	rr_AnnualReturn2010	13.42%
Annual Return 2011	rr_AnnualReturn2011	(7.77%)
Annual Return 2012	rr_AnnualReturn2012	10.17%
Annual Return 2013	rr_AnnualReturn2013	17.79%
Annual Return 2014	rr_AnnualReturn2014	0.10%
Annual Return 2015	rr_AnnualReturn2015	0.40%
Year to Date Return, Label	rr_YearToDateReturnLabel	For the period from January 1, 2015 to December 31, 2015 the cumulative return before sales charges and taxes was 0.40%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.40%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Dec. 31, 2015
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest return for a calendar quarter was 19.00% (2nd Qtr 09)
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.00%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest return for a calendar quarter was -14.38% (4th Qtr 08)
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.38%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 01, 1991
1 Year	rr_AverageAnnualReturnYear01	(5.37%)
5 Years (or life of class, if less)	rr_AverageAnnualReturnYear05	2.54%
10 Years	rr_AverageAnnualReturnYear10	2.18%
(Oppenheimer Global Allocation Fund) | Class A | Return After Taxes on Distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(5.84%)
5 Years (or life of class, if less)	rr_AverageAnnualReturnYear05	2.04%
10 Years	rr_AverageAnnualReturnYear10	1.35%
(Oppenheimer Global Allocation Fund) | Class A | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(2.79%)
5 Years (or life of class, if less)	rr_AverageAnnualReturnYear05	1.86%
10 Years	rr_AverageAnnualReturnYear10	1.54%
(Oppenheimer Global Allocation Fund) | Class B
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Management Fees	rr_ManagementFeesOverAssets	0.79%	[4]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.09%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[5]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.04%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 709
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	957
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,331
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,068
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	209
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	657
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,131
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,068
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 01, 1993
1 Year	rr_AverageAnnualReturnYear01	(5.36%)
5 Years (or life of class, if less)	rr_AverageAnnualReturnYear05	2.55%
10 Years	rr_AverageAnnualReturnYear10	2.30%
(Oppenheimer Global Allocation Fund) | Class C
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.79%	[4]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.09%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[5]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.04%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 309
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	657
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,131
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,442
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	209
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	657
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,131
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,442
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 01, 1993
1 Year	rr_AverageAnnualReturnYear01	(1.38%)
5 Years (or life of class, if less)	rr_AverageAnnualReturnYear05	3.00%
10 Years	rr_AverageAnnualReturnYear10	2.04%
(Oppenheimer Global Allocation Fund) | Class R
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.79%	[4]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.59%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[5]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.54%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 158
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	501
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	868
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,900
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	158
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	501
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	868
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,900
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2001
1 Year	rr_AverageAnnualReturnYear01	0.10%
5 Years (or life of class, if less)	rr_AverageAnnualReturnYear05	3.50%
10 Years	rr_AverageAnnualReturnYear10	2.52%
(Oppenheimer Global Allocation Fund) | Class Y
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.79%	[4]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.08%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[5]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.03%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 106
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	340
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	594
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,320
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	106
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	340
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	594
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,320
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2000
1 Year	rr_AverageAnnualReturnYear01	0.60%
5 Years (or life of class, if less)	rr_AverageAnnualReturnYear05	4.08%
10 Years	rr_AverageAnnualReturnYear10	3.13%
(Oppenheimer Global Allocation Fund) | Class I
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.79%	[4]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.09%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.88%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[5]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.83%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 85
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	277
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	485
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,084
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	85
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	277
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	485
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,084
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 28, 2012
1 Year	rr_AverageAnnualReturnYear01	0.79%
5 Years (or life of class, if less)	rr_AverageAnnualReturnYear05	5.44%
10 Years	rr_AverageAnnualReturnYear10
(Oppenheimer Fundamental Alternatives Fund)
Prospectus:	rr_ProspectusTable
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Investment Objective. The Fund seeks total return.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold or redeem shares of the Fund. You may qualify for sales charge discounts if you (or you and your spouse) invest, or agree to invest in the future, at least $25,000 in certain funds in the Oppenheimer family of funds. More information about these and other discounts is available from your financial professional and in the section "About Your Account" beginning on page 27 of the prospectus and in the sections "How to Buy Shares" beginning on page 62 and "Appendix A" in the Fund's Statement of Additional Information.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you (or you and your spouse) invest, or agree to invest in the future, at least $25,000 in certain funds in the Oppenheimer family of funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been restated to reflect current fees.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a class of shares of the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Any applicable fee waivers and/or expense reimbursements are reflected in the below examples for the period during which such fee waivers and/or expense reimbursements are in effect. Although your actual costs may be higher or lower, based on these assumptions your expenses would be as follows:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If shares are redeemed
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If shares are not redeemed
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 62% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	62.00%
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Principal Investment Strategies. The Fund's sub-adviser, OppenheimerFunds, Inc. (the "Sub-Adviser"), exercises a flexible strategy in selecting its investments. The flexibility of the Fund's overall strategy derives from its use of multiple alternative investment strategies to build a portfolio that seeks total return over the long term by investing in instruments believed to have strong risk-adjusted return potential across asset classes. These multiple alternative investment strategies are currently organized into four distinct strategies, described below, with the allocation based on the portfolio manager's view of the attractiveness of the various strategies, as well as their risks to the Fund, at any given point in time. The Fund's long and short exposure within each of the strategies may change depending on the portfolio manager's view of the opportunities available. The Fund will limit its total short sale positions to no more than 40% of its net assets.

  Equity Hedge. The Equity Hedge strategy can include long and short positions in equities, equity-sensitive convertibles and derivatives including options, futures, swaps, and structured notes.

  Long/Short Credit. The Long/Short Credit strategy can include long and short positions in a variety of fixed-income securities including loans, asset-backed securities, event-linked bonds (also referred to as catastrophe bonds), credit-sensitive convertibles, high-grade, high-yield and distressed credit, sovereign debt, and derivatives, including options, futures, swaps, and structured notes.

  Global Macro. The Global Macro strategy can include long and short positions that provide exposure to interest rates, credit spreads, sovereign debt, currencies, commodities, volatility, equities and equity indices, and derivatives, including options, futures, swaps, and structured notes.

  Relative Value. The Relative Value strategy can include long and short positions in multiple asset classes including equities, fixed income, derivatives or other types of securities.

The Fund's overall long or short positioning can vary based on market conditions, and the Fund may take both long and short positions simultaneously.

To implement the multiple strategies described above, the Fund may hold long and short positions in a variety of instruments, which include:

  Equity Securities. The Fund may invest in common stocks of U.S. and foreign companies. Equity investments are not limited by the issuer's location, size, market capitalization or industry sector.

  Fixed Income Securities. The Fund may invest in fixed-income securities, including bonds and notes or other debt securities issued by U.S. and foreign companies and governments, money market instruments, corporate bonds, and convertible bonds. The Fund can invest in investment-grade or below-investment-grade, high-yield debt securities (commonly referred to as "junk bonds"). The Fund may invest without limit in securities that are rated below-investment-grade and at times may invest substantial amounts of its assets in those securities to seek higher income as part of its investment goal. Investment-grade debt securities are rated in one of the top four rating categories by nationally recognized statistical rating organizations such as Moody's Investors Service or Standard & Poor's. The Fund may also invest in unrated securities, in which case the Fund's Sub-Adviser may internally assign ratings to certain of those securities, after assessing their credit quality, in investment-grade or below-investment-grade categories similar to those of nationally recognized statistical rating organizations. There can be no assurance, nor is it intended, that the Sub-Adviser's credit analysis is consistent or comparable with the credit analysis process used by a nationally recognized statistical rating organization. The Fund may also invest in other fixed income securities, including event-linked bonds, asset-backed securities, mortgage-backed securities, participation interests in loans, and pooled investment entities that invest in loans. The Fund may also invest in floating rate loans (sometimes referred to as "adjustable rate loans") that hold a senior position in the capital structure of U.S. and foreign corporations, partnerships or other business entities that, under normal circumstances, allow them to have priority of claim ahead of other obligations of a borrower in the event of liquidation. These investments are referred to as "Senior Loans." Senior Loans may be collateralized or uncollateralized. They typically pay interest at rates that are reset periodically based on a reference benchmark that reflects current interest rates, plus a margin or premium.

  Derivatives and Other Assets. The Fund may invest in derivative instruments and other assets, including options, futures, forward contracts, swaps (including on equity and fixed-income securities and indices, commodities, interest rates, currencies and volatility), "structured" notes, mortgage-related securities, equity-linked debt securities, commodity-linked derivatives, and currency derivatives.

The Fund may invest a substantial portion of its assets in foreign securities, including companies in developed and emerging market countries, and has no limit on the amount it can invest in such securities.

With respect to the Equity Hedge and Long/Short Credit strategies, the portfolio manager generally selects securities based upon a fundamentally-driven bottom-up analysis of the underlying companies, industries and indices, along with a top-down macroeconomic overlay. The portfolio manager looks for potential change that does not appear to be broadly understood by the markets. With respect to the Global Macro strategy, the portfolio manager generally selects securities and asset classes based on a top-down analysis of macroeconomic variables and the expected impact on the securities and asset classes the Fund may invest in. With respect to the Relative Value strategy, the portfolio manager generally seeks to take advantage of valuation discrepancies that exist between specific securities.

In determining the Fund's allocation across the four strategies, the portfolio manager typically looks for opportunities across strategies and asset classes and attempts to allocate in a way that generally provides strong risk-adjusted return potential and that takes into consideration the allocation of the risk in the portfolio. The portfolio manager conducts fundamental evaluations of market, economic, industry and company-specific factors that do not appear to be reflected in pricing of the underlying securities and asset classes. In response to changing market, economic, company and industry-specific conditions and/or valuations and risk allocation fluctuations, the portfolio manager may change the Fund's allocation to a particular strategy, and may also implement new strategies or reduce the Fund's allocation to any strategy to zero. The short positions in each of the four strategies currently employed can be obtained through short sales of securities, or through entering into a short position in a derivative. Such short positions can be held for various purposes, including to seek to increase investment returns, to hedge the Fund's overall portfolio, and to hedge a specific position held by the Fund.

The above criteria may vary in particular cases and may change over time. The Fund may sell securities that the portfolio manager believes no longer meet these criteria but is not required to do so.

The Fund has established a Cayman Islands exempted company that is wholly-owned and controlled by the Fund (the "Subsidiary"). The Fund may invest up to 25% of its total assets in the Subsidiary. The Subsidiary invests primarily in commodity-linked derivatives (including commodity futures, financial futures, options and swap contracts) and exchange-traded funds related to gold or other special minerals ("Gold ETFs"). The Subsidiary may also invest in certain fixed-income securities and other investments that may serve as margin or collateral for its derivatives positions. Investments in the Subsidiary are intended to provide the Fund with exposure to commodities market returns within the limitations of the federal tax requirements that apply to the Fund. The Fund applies its investment restrictions and compliance policies and procedures, on a look-through basis, to the Subsidiary. The Fund's investment in the Subsidiary may vary based on the portfolio manager's use of different types of commodity-linked derivatives, fixed-income securities, Gold ETFs, and other investments. Since the Fund may invest a substantial portion of its assets in the Subsidiary, which may hold certain of the investments described in this prospectus, the Fund may be considered to be investing indirectly in those investments through its Subsidiary. Therefore, references in this prospectus to investments by the Fund also may be deemed to include the Fund's indirect investments through the Subsidiary.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Principal Risks. The price of the Fund's shares can go up and down substantially. The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests or because of poor investment selection, which could cause the Fund to underperform other funds with similar investment objectives. There is no assurance that the Fund will achieve its investment objective. When you redeem your shares, they may be worth less than what you paid for them. These risks mean that you can lose money by investing in the Fund.

Management Risk. The alternative investment strategies, techniques and risk analyses that may be employed by the Sub-Adviser may not produce the desired results. The Sub-Adviser may be incorrect in its assessment of the value of securities or assessment of market or interest rate trends, which can result in losses to the Fund. This risk may be heightened with respect to the Fund, as compared to funds employing traditional investment strategies and techniques.

Risks of Investing in Stocks. The value of the Fund's portfolio may be affected by changes in the stock markets. Stock markets may experience significant short-term volatility and may fall sharply at times. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.

The prices of individual stocks generally do not all move in the same direction at the same time. For example, "growth" stocks may perform well under circumstances in which "value" stocks in general have fallen. A variety of factors can affect the price of a particular company's stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company's sector or industry, or changes in government regulations affecting the company or its industry. To the extent that securities of a particular type are emphasized, (for example foreign stocks, stocks of small- or mid-cap companies, growth or value stocks, or stocks of companies in a particular industry), fund share values may fluctuate more in response to events affecting the market for those types of securities.

Risks of Investing in Debt Securities. Debt securities may be subject to interest rate risk, duration risk, credit risk, credit spread risk, extension risk, reinvestment risk, prepayment risk and event risk. Interest rate risk is the risk that when prevailing interest rates fall, the values of already-issued debt securities generally rise; and when prevailing interest rates rise, the values of already-issued debt securities generally fall, and they may be worth less than the amount the Fund paid for them. When interest rates change, the values of longer-term debt securities usually change more than the values of shorter-term debt securities. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are at, or near, historic lows. Duration risk is the risk that longer-duration debt securities will be more volatile and more likely to decline in price in a rising interest rate environment than shorter-duration debt securities. Credit risk is the risk that the issuer of a security might not make interest and principal payments on the security as they become due. If an issuer fails to pay interest or repay principal, the Fund's income or share value might be reduced. Adverse news about an issuer or a downgrade in an issuer's credit rating, for any reason, can also reduce the market value of the issuer's securities. "Credit spread" is the difference in yield between securities that is due to differences in their credit quality. There is a risk that credit spreads may increase when the market expects lower-grade bonds to default more frequently. Widening credit spreads may quickly reduce the market values of the Fund's lower-rated and unrated securities. Some unrated securities may not have an active trading market or may trade less actively than rated securities, which means that the Fund might have difficulty selling them promptly at an acceptable price. Extension risk is the risk that an increase in interest rates could cause principal payments on a debt security to be repaid at a slower rate than expected. Extension risk is particularly prevalent for a callable security where an increase in interest rates could result in the issuer of that security choosing not to redeem the security as anticipated on the security's call date. Such a decision by the issuer could have the effect of lengthening the debt security's expected maturity, making it more vulnerable to interest rate risk and reducing its market value. Reinvestment risk is the risk that when interest rates fall the Fund may be required to reinvest the proceeds from a security's sale or redemption at a lower interest rate. Callable bonds are generally subject to greater reinvestment risk than non-callable bonds. Prepayment risk is the risk that the issuer may redeem the security prior to the expected maturity or that borrowers may repay the loans that underlie these securities more quickly than expected, thereby causing the issuer of the security to repay the principal prior to the expected maturity. The Fund may need to reinvest the proceeds at a lower interest rate, reducing its income. Event risk is the risk that an issuer could be subject to an event, such as a buyout or debt restructuring, that interferes with its ability to make timely interest and principal payments and cause the value of its debt securities to fall.

Fixed-Income Market Risks. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity may decline unpredictably in response to overall economic conditions or credit tightening. During times of reduced market liquidity, the Fund may not be able to readily sell bonds at the prices at which they are carried on the Fund's books and could experience a loss. If the Fund needed to sell large blocks of bonds to meet shareholder redemption requests or to raise cash, those sales could further reduce the bonds' prices, particularly for lower-rated and unrated securities. An unexpected increase in redemptions by Fund shareholders, which may be triggered by general market turmoil or an increase in interest rates, could cause the Fund to sell its holdings at a loss or at undesirable prices.

Economic and other market developments can adversely affect fixed-income securities markets in the United States, Europe and elsewhere. At times, participants in debt securities markets may develop concerns about the ability of certain issuers of debt securities to make timely principal and interest payments, or they may develop concerns about the ability of financial institutions that make markets in certain debt securities to facilitate an orderly market. Those concerns may impact the market price or value of those debt securities and may cause increased volatility in those debt securities or debt securities markets. Under some circumstances, as was the case during the latter half of 2008 and early 2009, those concerns may cause reduced liquidity in certain debt securities markets, reducing the willingness of some lenders to extend credit, and making it more difficult for borrowers to obtain financing on attractive terms (or at all). A lack of liquidity or other adverse credit market conditions may hamper the Fund's ability to sell the debt securities in which it invests or to find and purchase suitable debt instruments.

Risks of Below-Investment-Grade Securities. Below-investment-grade debt securities (also referred to as "junk" bonds), whether rated or unrated, may be subject to greater price fluctuations than investment-grade securities, increased credit risk and a greater risk that the issuer might not be able to pay interest and principal when due, especially during times of weakening economic conditions or rising interest rates. The market for below-investment-grade securities may be less liquid and therefore these securities may be harder to value or sell at an acceptable price, especially during times of market volatility or decline.

Because the Fund can invest without limit in below-investment-grade securities, the Fund's credit risks are greater than those of funds that buy only investment-grade securities.

Risks of Sovereign Debt. Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse, or otherwise be unable, to pay interest or repay principal on its sovereign debt. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of such sovereign debt may be collected. A restructuring or default of sovereign debt may also cause additional impacts to the financial markets, such as downgrades to credit ratings, a flight to quality debt instruments, disruptions in common trading markets or unions, reduced liquidity, increased volatility, and heightened financial sector, foreign securities and currency risk, among others.

Risks of Event-Linked Securities. Event-linked securities are fixed income securities for which the return of principal and payment of interest is contingent on the non-occurrence of a trigger event, such as a hurricane, earthquake, or other catastrophe or series of catastrophe events that leads to physical or economic loss(es). If the trigger event occurs prior to maturity, the Fund may lose all or a portion of its principal and additional interest. Event-linked securities may expose the Fund to certain other risks, including issuer default, adverse regulatory or jurisdictional interpretations, liquidity risk and adverse tax consequences.

Risks of Senior Loans and Other Loans. The Fund may invest in loans, and in particular, in floating rate loans (sometimes referred to as "adjustable rate loans") that hold (or in the judgment of the investment adviser, hold) a senior position in the capital structure of U.S. and foreign corporations, partnerships or other business entities that, under normal circumstances, allow them to have priority of claim ahead of (or at least as high as) other obligations of a borrower in the event of liquidation. These investments are referred to as "Senior Loans." Loans may be collateralized or uncollateralized. They typically pay interest at rates that are reset periodically based on a reference benchmark that reflects current interest rates, plus a margin or premium. In addition to the risks typically associated with debt securities, such as credit and interest rate risk, senior loans are also subject to the risk that a court could subordinate a senior loan, which typically holds a senior position in the capital structure of a borrower, to presently existing or future indebtedness or take other action detrimental to the holders of senior loans. Loans usually have mandatory and optional prepayment provisions. If a borrower prepays a loan, the Fund will have to reinvest the proceeds in other loans or financial assets that may pay lower rates of return.

Loans are subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. In the event of a default, the Fund may have difficulty collecting on any collateral and would not have the ability to collect on any collateral for an uncollateralized loan. In addition, the lenders' security interest or their enforcement of their security under the loan agreement may be found by a court to be invalid or the collateral may be used to pay other outstanding obligations of the borrower. The Fund's access to collateral, if any, may be limited by bankruptcy, other insolvency laws, or by the type of loan the Fund has purchased. As a result, a collateralized loan may not be fully collateralized and can decline significantly in value.

Loan investments are often issued in connection with highly leveraged transactions. Such transactions include leveraged buyout loans, leveraged recapitalization loans, and other types of acquisition financing. These obligations are subject to greater credit risks than other investments including a greater possibility that the borrower may default or enter bankruptcy.

Due to restrictions on transfers in loan agreements and the nature of the private syndication of loans including, for example, the lack of publicly-available information, some loans are not as easily purchased or sold as publicly-traded securities. Some loans are illiquid, which may make it difficult for the Fund to value them or dispose of them at an acceptable price when it wants to. The market price of investments in floating rate loans are expected to be less affected by changes in interest rates than fixed-rate investments because floating rate loans pay a floating rate of interest that will fluctuate as market interests rates do and therefore should more closely track market movements in interest rates.

Compared to securities and to certain other types of financial assets, purchases and sales of loans take relatively longer to settle. This extended settlement process can (i) increase the counterparty credit risk borne by the Fund; (ii) leave the Fund unable to timely vote, or otherwise act with respect to, loans it has agreed to purchase; (iii) delay the Fund from realizing the proceeds of a sale of a loan; (iv) inhibit the Fund's ability to re-sell a loan that it has agreed to purchase if conditions change (leaving the Fund more exposed to price fluctuations); (v) prevent the Fund from timely collecting principal and interest payments; and (vi) expose the Fund to adverse tax or regulatory consequences.

To the extent the extended loan settlement process gives rise to short-term liquidity needs, such as the need to satisfy redemption requests, the Fund may hold cash, sell investments or temporarily borrow from banks or other lenders.

If the Fund invests in a loan via a participation, the Fund will be exposed to the ongoing counterparty risk of the entity providing exposure to the loan (and, in certain circumstances, such entity's credit risk), in addition to the exposure the Fund has to the creditworthiness of the borrower.

In certain circumstances, loans may not be deemed to be securities, and in the event of fraud or misrepresentation by a borrower or an arranger, lenders will not have the protection of the anti-fraud provisions of the federal securities laws, as would be the case for bonds or stocks. Instead, in such cases, lenders generally rely on the contractual provisions in the loan agreement itself, and common-law fraud protections under applicable state law.

Risks of Mortgage-Related Securities. The Fund can buy interests in pools of residential or commercial mortgages in the form of "pass-through" mortgage securities. They may be issued or guaranteed by the U.S. government, or its agencies and instrumentalities, or by private issuers. Mortgage-related securities issued by private issuers are not U.S. government securities, and are subject to greater credit risks than mortgage-related securities that are U.S. government securities. Private-issuer mortgage-backed securities are also subject to interest rate risk, and the market for private-issuer mortgage-backed securities may be volatile at times and may be less liquid than the markets for other types of securities.

Asset-Backed Securities Risk. The Fund can buy asset-backed securities, which are fractional interests in pools of loans and are collateralized by the loans, other assets or receivables. They are typically issued by trusts and special purpose corporations that pass the income from the underlying pool to the purchasers. These securities are subject to the risk of default by the issuer as well as by the borrowers of the underlying loans in the pool, and to interest rate and prepayment risks.

Risks of Money Market Instruments. The Fund may invest in money market instruments. Money market instruments are short-term, US dollar-denominated debt instruments issued or guaranteed by domestic and foreign corporations and financial institutions, the U.S. government, its agencies and instrumentalities and other entities. Money market instruments include certificates of deposit, commercial paper, repurchase agreements, treasury bills and other short term debt obligations that have a final maturity, as defined under rules under the Investment Company Act, of 397 days or less. They may have fixed, variable or floating interest rates. Money market instruments are subject to certain risks, including the risk that an issuer of an obligation that the Fund holds might have its credit rating downgraded or might default on its obligations, or that interest rates might rise sharply, causing the value of the Fund's investments to fall.

Risks of Long/Short Holdings. Under certain conditions, even if the value of the Fund's long positions are rising, this could be offset by declining values of the Fund's short positions. Conversely, it is possible that rising values of the Fund's short positions could be offset by declining values of the Fund's long positions. In either scenario the Fund may experience losses. In a market where the value of both the Fund's long and short positions are declining, the Fund may experience substantial losses.

Risks of Short Sales. The Fund will incur a loss as a result of a short sale if the price of the security sold short increases between the date of the short sale and the date on which the Fund closes the short position. A short sale of a security creates the risk of an unlimited loss, since the price of the security sold short could theoretically increase without limit. Purchasing securities previously sold short to close out a short position can itself cause the price of the securities to rise further, thereby increasing the loss. Further, there is no assurance that a security the Fund needs to buy to cover a short position will be available for purchase at a reasonable price. Short sales may cause a higher portfolio turnover rate and increase the Fund's brokerage and other transaction expenses. Short selling is considered a speculative investment practice.

The Fund will limit the market value of its total short sale positions to not more than 40% of its net assets at the time a short sale is entered into.

Asset Allocation Risk. Because the Fund typically invests in a combination of securities, the Fund's ability to achieve its investment objective depends largely upon selecting the best mix of investments. There is the risk that the portfolio manager's evaluations and assumptions regarding market conditions may be incorrect. During periods of rapidly rising stock prices, the Fund might not achieve growth in its share prices to the same degree as funds focusing only on stocks. The Fund's investments in stocks may make it more difficult to preserve principal during periods of stock market volatility. The Fund's use of a particular investment style might not be successful when that style is out of favor and the Fund's performance may be adversely affected by the asset allocation decisions.

Risks of Value Investing. Value investing entails the risk that if the market does not recognize that a fund's securities are undervalued, the prices of those securities might not appreciate as anticipated. A value approach could also result in fewer investments that increase rapidly during times of market gains and could cause a fund to underperform funds that use a growth or non-value approach to investing. Value investing has gone in and out of favor during past market cycles and when value investing is out of favor or when markets are unstable, the securities of "value" companies may underperform the securities of "growth" companies.

Risks of Foreign Investing. Foreign securities are subject to special risks. Securities traded in foreign markets may be less liquid and more volatile than those traded in U.S. markets. Foreign issuers are usually not subject to the same accounting and disclosure requirements that U.S. companies are subject to, which may make it difficult for the Fund to evaluate a foreign company's operations or financial condition. A change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of investments denominated in that foreign currency and in the value of any income or distributions the Fund may receive on those investments. The value of foreign investments may be affected by exchange control regulations, foreign taxes, higher transaction and other costs, delays in the settlement of transactions, changes in economic or monetary policy in the United States or abroad, expropriation or nationalization of a company's assets, or other political and economic factors. In addition, due to the inter-relationship of global economies and financial markets, changes in political and economic factors in one country or region could adversely affect conditions in another country or region. Investments in foreign securities may also expose the Fund to time-zone arbitrage risk. Foreign securities may trade on weekends or other days when the Fund does not price its shares. As a result, the value of the Fund's net assets may change on days when you will not be able to purchase or redeem the Fund's shares. At times, the Fund may emphasize investments in a particular country or region and may be subject to greater risks from adverse events that occur in that country or region. Foreign securities and foreign currencies held in foreign banks and securities depositories may be subject to only limited or no regulatory oversight.

Risks of Developing and Emerging Markets. Investments in developing and emerging markets are subject to all the risks associated with foreign investing, however, these risks may be magnified in developing and emerging markets. Developing or emerging market countries may have less well-developed securities markets and exchanges that may be substantially less liquid than those of more developed markets. Settlement procedures in developing or emerging markets may differ from those of more established securities markets, and settlement delays may result in the inability to invest assets or to dispose of portfolio securities in a timely manner. Securities prices in developing or emerging markets may be significantly more volatile than is the case in more developed nations of the world, and governments of developing or emerging market countries may also be more unstable than the governments of more developed countries. Such countries' economies may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes. Developing or emerging market countries also may be subject to social, political or economic instability. The value of developing or emerging market countries' currencies may fluctuate more than the currencies of countries with more mature markets. Investments in developing or emerging market countries may be subject to greater risks of government restrictions, including confiscatory taxation, expropriation or nationalization of a company's assets, restrictions on foreign ownership of local companies, restrictions on withdrawing assets from the country, protectionist measures, and practices such as share blocking. In addition, the ability of foreign entities to participate in privatization programs of certain developing or emerging market countries may be limited by local law. Investments in securities of issuers in developing or emerging market countries may be considered speculative.

Risks of Small- and Mid-Cap Companies. Small- and mid-cap companies may be either established or newer companies, including "unseasoned" companies that have typically been in operation for less than three years. While small- and mid-cap companies might offer greater opportunities for gain than larger companies, they also involve greater risk of loss. They may be more sensitive to changes in a company's earnings expectations and may experience more abrupt and erratic price movements. Small- and mid-cap companies' securities may trade in lower volumes and it might be harder for the Fund to dispose of its holdings at an acceptable price when it wants to sell them. Small- and mid-cap companies may not have established markets for their products or services and may have fewer customers and product lines. They may have more limited access to financial resources and may not have the financial strength to sustain them through business downturns or adverse market conditions. Since small- and mid-cap companies typically reinvest a high proportion of their earnings in their business, they may not pay dividends for some time, particularly if they are newer companies. Small- and mid-cap companies may have unseasoned management or less depth in management skill than larger, more established companies. They may be more reliant on the efforts of particular members of their management team and management changes may pose a greater risk to the success of the business. It may take a substantial period of time before the Fund realizes a gain on an investment in a small- or mid-cap company, if it realizes any gain at all.

Risks of Derivative Investments. Derivatives may involve significant risks. Derivatives may be more volatile than other types of investments, may require the payment of premiums, may increase portfolio turnover, may be illiquid, and may not perform as expected. Derivatives are subject to counterparty risk and the Fund may lose money on a derivative investment if the issuer or counterparty fails to pay the amount due. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund's initial investment. As a result of these risks, the Fund could realize little or no income or lose money from its investment, or a hedge might be unsuccessful. In addition, under new rules enacted and currently being implemented under financial reform legislation, certain over-the-counter derivatives are (or soon will be) required to be executed on a regulated market and/or cleared through a clearinghouse. It is unclear how these regulatory changes will affect counterparty risk, and entering into a derivative transaction with a clearinghouse may entail further risks and costs.

Risks of Hedging. The Fund may engage in "hedging" strategies, including short sales, futures and other derivatives in an effort to protect assets from losses due to declines in the value of the Fund's portfolio. There are risks in the use of these investment and trading strategies. There can be no assurance that the hedging strategies used will be successful in avoiding losses, and hedged positions may perform less favorably in generally rising markets than unhedged positions. If the investment adviser uses a hedging strategy at the wrong time or judges market conditions incorrectly, the strategy could reduce the Fund's return. In some cases, derivatives or other investments may be unavailable, or the investment adviser may choose not to use them under market conditions when their use, in hindsight, may be determined to have been beneficial to the Fund. No assurance can be given that the investment adviser will employ hedging strategies with respect to all or any portion of the Fund's assets.

Industry and Sector Focus. At times the Fund may increase the relative emphasis of its investments in a particular industry or sector. The prices of stocks of issuers in a particular industry or sector may go up and down in response to changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than others. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, its share values may fluctuate in response to events affecting that industry or sector. To some extent that risk may be limited by the Fund's policy of not concentrating its investments in any one industry.

Risks of Commodity-Linked Investments. Commodity-linked investments are considered speculative and have substantial risks, including the risk of loss of a significant portion of their principal value. Prices of commodities and commodity-linked investments may fluctuate significantly over short periods due to a variety of factors, including for example agricultural, economic and regulatory developments. These risks may make commodity-linked investments more volatile than other types of investments. Commodity-linked investments entail the risk that the Fund might not qualify as a "regulated investment company" under the Internal Revenue Code and its income may become subject to fund-level income taxes, reducing returns to shareholders.

Risks Of Investments In The Fund's Wholly-Owned Subsidiary. The Subsidiary is not registered under the Investment Company Act of 1940 and is not subject to its investor protections (except as otherwise noted in this prospectus). As an investor in the Subsidiary, the Fund does not have all of the protections offered to investors by the Investment Company Act of 1940. However, the Subsidiary is wholly-owned and controlled by the Fund and managed by the Manager and the Sub-Adviser. Therefore, the Fund's ownership and control of the Subsidiary make it unlikely that the Subsidiary would take actions contrary to the interests of the Fund or its shareholders. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this prospectus and the Statement of Additional Information and could adversely affect the Fund. Changes in the laws of the United States and/or the Cayman Islands could adversely affect the performance of the Fund and/or the Subsidiary. For example, the Cayman Islands currently does not impose certain taxes on exempted companies like the Subsidiary, including income and capital gains tax, among others. If Cayman Islands laws were changed to require such entities to pay Cayman Islands taxes, the investment returns of the Fund would likely decrease.

Who is the Fund Designed For? The Fund is designed for investors seeking total return over the long term through multiple alternative strategies with a combination of long and short exposure that varies over time. Those investors should be willing to assume the risks of short-term share price fluctuations and losses that are typical for a fund emphasizing multiple alternative investment strategies using equity, debt and foreign securities, as well as derivative instruments and other assets. Since the Fund does not seek current income, it is not designed for investors needing an assured level of current income. The Fund is not a complete investment program. You should carefully consider your own investment goals and risk tolerance before investing in the Fund.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	The price of the Fund's shares can go up and down substantially. The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests or because of poor investment selection, which could cause the Fund to underperform other funds with similar investment objectives. There is no assurance that the Fund will achieve its investment objective. When you redeem your shares, they may be worth less than what you paid for them. These risks mean that you can lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund's Past Performance. The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance (for Class A shares) from calendar year to calendar year and by showing how the Fund's average annual returns for the periods of time shown in the table compare with those of a broad measure of market performance. The Fund's past investment performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More recent performance information is available by calling the toll-free number on the back of this prospectus and on the Fund's website: https://www.oppenheimerfunds.com/fund/FundamentalAlternativesFund

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges and taxes are not included and the returns would be lower if they were.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Sales charges and taxes are not included and the returns would be lower if they were. During the period shown, the highest return for a calendar quarter was 7.77% (2qtr09) and the lowest return for a calendar quarter was -13.56% (4qtr08). For the period from January 1, 2015 to December 31, 2015 the cumulative return before sales charges and taxes was 1.95%.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended December 31, 2015
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The following table shows the average annual total returns for each class of the Fund's shares. After-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Your actual after-tax returns, depending on your individual tax situation, may differ from those shown and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns, depending on your individual tax situation, may differ from those shown and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past investment performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance (for Class A shares) from calendar year to calendar year and by showing how the Fund's average annual returns for the periods of time shown in the table compare with those of a broad measure of market performance. The Fund's past investment performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class and after-tax returns for other classes will vary.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://www.oppenheimerfunds.com/fund/FundamentalAlternativesFund
(Oppenheimer Fundamental Alternatives Fund) | HFRX Global Hedge Fund Index (reflects no deduction for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(3.64%)	[6]
5 Years (or life of class, if less)	rr_AverageAnnualReturnYear05	(0.72%)	[6]
10 Years	rr_AverageAnnualReturnYear10	0.05%	[6]
(Oppenheimer Fundamental Alternatives Fund) | HFRX Global Hedge Fund Index (reflects no deduction for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
5 Years (or life of class, if less)	rr_AverageAnnualReturnYear05	(0.06%)	[7]
(Oppenheimer Fundamental Alternatives Fund) | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	1.38%	[6]
5 Years (or life of class, if less)	rr_AverageAnnualReturnYear05	12.57%	[6]
10 Years	rr_AverageAnnualReturnYear10	7.31%	[6]
(Oppenheimer Fundamental Alternatives Fund) | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
5 Years (or life of class, if less)	rr_AverageAnnualReturnYear05	13.49%	[7]
(Oppenheimer Fundamental Alternatives Fund) | HFRI Fund Weighted Composite Index (reflects no deduction for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(1.02%)	[6]
5 Years (or life of class, if less)	rr_AverageAnnualReturnYear05	2.31%	[6]
10 Years	rr_AverageAnnualReturnYear10	4.07%	[6]
(Oppenheimer Fundamental Alternatives Fund) | HFRI Fund Weighted Composite Index (reflects no deduction for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
5 Years (or life of class, if less)	rr_AverageAnnualReturnYear05	2.88%	[7]
(Oppenheimer Fundamental Alternatives Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.87%	[4]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Dividend Expenses on Securities Sold Short	rr_Component1OtherExpensesOverAssets	0.60%
Borrowing Expenses on Securities Sold Short	rr_Component2OtherExpensesOverAssets	0.18%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.19%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[5]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.14%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 782
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,223
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,690
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,976
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	782
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,223
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,690
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,976
Annual Return 2006	rr_AnnualReturn2006	11.24%
Annual Return 2007	rr_AnnualReturn2007	12.25%
Annual Return 2008	rr_AnnualReturn2008	(20.28%)
Annual Return 2009	rr_AnnualReturn2009	16.22%
Annual Return 2010	rr_AnnualReturn2010	7.87%
Annual Return 2011	rr_AnnualReturn2011	(6.34%)
Annual Return 2012	rr_AnnualReturn2012	3.90%
Annual Return 2013	rr_AnnualReturn2013	9.00%
Annual Return 2014	rr_AnnualReturn2014	4.55%
Annual Return 2015	rr_AnnualReturn2015	1.95%
Year to Date Return, Label	rr_YearToDateReturnLabel	For the period from January 1, 2015 to December 31, 2015 the cumulative return before sales charges and taxes was 1.95%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.95%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Dec. 31, 2015
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest return for a calendar quarter was 7.77% (2qtr09)
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.77%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest return for a calendar quarter was -13.56% (4qtr08)
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.56%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 03, 1989
1 Year	rr_AverageAnnualReturnYear01	(3.92%)
5 Years (or life of class, if less)	rr_AverageAnnualReturnYear05	1.28%
10 Years	rr_AverageAnnualReturnYear10	2.89%
(Oppenheimer Fundamental Alternatives Fund) | Class A | Return After Taxes on Distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(4.04%)
5 Years (or life of class, if less)	rr_AverageAnnualReturnYear05	0.75%
10 Years	rr_AverageAnnualReturnYear10	1.93%
(Oppenheimer Fundamental Alternatives Fund) | Class A | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(2.12%)
5 Years (or life of class, if less)	rr_AverageAnnualReturnYear05	0.93%
10 Years	rr_AverageAnnualReturnYear10	2.14%
(Oppenheimer Fundamental Alternatives Fund) | Class B
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Management Fees	rr_ManagementFeesOverAssets	0.87%	[4]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Dividend Expenses on Securities Sold Short	rr_Component1OtherExpensesOverAssets	0.60%
Borrowing Expenses on Securities Sold Short	rr_Component2OtherExpensesOverAssets	0.18%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.96%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[5]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.91%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 798
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,224
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,776
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,969
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	298
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	924
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,576
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,969
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 01, 1993
1 Year	rr_AverageAnnualReturnYear01	(3.78%)
5 Years (or life of class, if less)	rr_AverageAnnualReturnYear05	1.27%
10 Years	rr_AverageAnnualReturnYear10	2.99%
(Oppenheimer Fundamental Alternatives Fund) | Class C
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.87%	[4]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Dividend Expenses on Securities Sold Short	rr_Component1OtherExpensesOverAssets	0.60%
Borrowing Expenses on Securities Sold Short	rr_Component2OtherExpensesOverAssets	0.18%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.94%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[5]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.89%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 396
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	918
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,566
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,305
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	296
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	918
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,566
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,305
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 01, 1993
1 Year	rr_AverageAnnualReturnYear01	0.23%
5 Years (or life of class, if less)	rr_AverageAnnualReturnYear05	1.71%
10 Years	rr_AverageAnnualReturnYear10	2.72%
(Oppenheimer Fundamental Alternatives Fund) | Class R
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.87%	[4]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Dividend Expenses on Securities Sold Short	rr_Component1OtherExpensesOverAssets	0.60%
Borrowing Expenses on Securities Sold Short	rr_Component2OtherExpensesOverAssets	0.18%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.44%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[5]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.39%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 245
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	765
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,312
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,806
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	245
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	765
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,312
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,806
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2001
1 Year	rr_AverageAnnualReturnYear01	1.69%
5 Years (or life of class, if less)	rr_AverageAnnualReturnYear05	2.19%
10 Years	rr_AverageAnnualReturnYear10	3.18%
(Oppenheimer Fundamental Alternatives Fund) | Class Y
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.87%	[4]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Dividend Expenses on Securities Sold Short	rr_Component1OtherExpensesOverAssets	0.60%
Borrowing Expenses on Securities Sold Short	rr_Component2OtherExpensesOverAssets	0.18%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.89%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[5]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.84%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 189
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	595
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,026
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,228
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	189
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	595
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,026
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,228
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 16, 1996
1 Year	rr_AverageAnnualReturnYear01	2.20%
5 Years (or life of class, if less)	rr_AverageAnnualReturnYear05	2.74%
10 Years	rr_AverageAnnualReturnYear10	3.75%
(Oppenheimer Fundamental Alternatives Fund) | Class I
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.87%	[4]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Dividend Expenses on Securities Sold Short	rr_Component1OtherExpensesOverAssets	0.60%
Borrowing Expenses on Securities Sold Short	rr_Component2OtherExpensesOverAssets	0.18%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.72%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[5]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.67%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 171
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	542
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	937
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,043
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	171
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	542
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	937
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,043
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 28, 2013
1 Year	rr_AverageAnnualReturnYear01	2.41%
5 Years (or life of class, if less)	rr_AverageAnnualReturnYear05	5.33%
10 Years	rr_AverageAnnualReturnYear10
(Oppenheimer Mid Cap Value Fund)
Prospectus:	rr_ProspectusTable
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Investment Objective. The Fund seeks capital appreciation.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold or redeem shares of the Fund. You may qualify for sales charge discounts if you (or you and your spouse) invest, or agree to invest in the future, at least $25,000 in certain funds in the Oppenheimer family of funds. More information about these and other discounts is available from your financial professional and in the section "About Your Account" beginning on page 15 of the prospectus and in the sections "How to Buy Shares" beginning on page 55 and "Appendix A" in the Fund's Statement of Additional Information.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you (or you and your spouse) invest, or agree to invest in the future, at least $25,000 in certain funds in the Oppenheimer family of funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been restated to reflect current fees.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a class of shares of the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Any applicable fee waivers and/or expense reimbursements are reflected in the below examples for the period during which such fee waivers and/or expense reimbursements are in effect. Although your actual costs may be higher or lower, based on these assumptions your expenses would be as follows:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If shares are redeemed
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If shares are not redeemed
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 47% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	47.00%
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Principal Investment Strategies. Under normal market conditions, the Fund invests at least 80% of its net assets, including any borrowings for investment purposes, in securities of "mid cap" companies. A company's "market capitalization" is the value of its outstanding common stock. The Fund considers mid cap companies to be those having a market capitalization in the range of the Russell Midcap® Value Index, a measure of the mid cap value market. The capitalization range of the index is subject to change at any time due to market activity or changes in the composition of the index. The range of the Russell Midcap® Value Index generally widens over time and is reconstituted annually to preserve its mid cap characteristics. The Fund measures a company's capitalization at the time the Fund buys a security and is not required to sell a security if the company's capitalization moves outside of the Fund's capitalization definition. The Fund can invest up to 5% of its total assets in securities of small, unseasoned companies.

The Fund primarily invests in U.S. companies but may also purchase securities of issuers in any country, including developing and emerging market countries. While the Fund has no limits on the percentage of its assets it can invest in foreign securities, normally it does not expect to invest substantial amounts of its assets in foreign securities and generally limits investments in emerging markets to not more than 5% of its total assets. The Fund emphasizes securities that the portfolio manager believes are undervalued.

In selecting investments for the Fund, the portfolio managers look for stocks of mid-cap companies that they believe have been undervalued by the market. A security may be undervalued because the market is not aware of the issuer's intrinsic value, does not yet recognize its future potential, or the issuer may be temporarily out of favor. The Fund seeks to realize gains in the prices of those securities when other investors recognize their real or prospective worth. The portfolio managers use a "bottom up" approach to select securities one at a time before considering industry trends. Those companies may have a low ratio of their stock price to earnings, for example. The portfolio managers also analyze factors such as a company's book value, sales, earnings, growth potential and cash flows. After considering these criteria, the portfolio manager may also look at broader industry and economic trends that could affect the growth potential of particular mid-cap stocks. The portfolio managers currently focus on companies with the following characteristics, which may vary in particular cases and may change over time:

  Favorable supply/demand conditions for key products

  Development of new products or businesses

  Quality of management

  Competitive position in the marketplace

  Effective allocation of capital

The Fund may sell securities that the portfolio manager believes no longer meet the above criteria, but is not required to do so.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Principal Risks. The price of the Fund's shares can go up and down substantially. The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests or because of poor investment selection, which could cause the Fund to underperform other funds with similar investment objectives. There is no assurance that the Fund will achieve its investment objective. When you redeem your shares, they may be worth less than what you paid for them. These risks mean that you can lose money by investing in the Fund.

Risks of Investing in Stocks. The value of the Fund's portfolio may be affected by changes in the stock markets. Stock markets may experience significant short-term volatility and may fall sharply at times. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.

The prices of individual stocks generally do not all move in the same direction at the same time. For example, "growth" stocks may perform well under circumstances in which "value" stocks in general have fallen. A variety of factors can affect the price of a particular company's stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company's sector or industry, or changes in government regulations affecting the company or its industry. To the extent that securities of a particular type are emphasized, (for example foreign stocks, stocks of small- or mid-cap companies, growth or value stocks, or stocks of companies in a particular industry), fund share values may fluctuate more in response to events affecting the market for those types of securities.

Risks of Value Investing. Value investing entails the risk that if the market does not recognize that a fund's securities are undervalued, the prices of those securities might not appreciate as anticipated. A value approach could also result in fewer investments that increase rapidly during times of market gains and could cause a fund to underperform funds that use a growth or non-value approach to investing. Value investing has gone in and out of favor during past market cycles and when value investing is out of favor or when markets are unstable, the securities of "value" companies may underperform the securities of "growth" companies.

Risks of Mid-Cap Companies. Mid-cap companies generally involve greater risk of loss than larger companies. The prices of securities issued by mid-sized companies may be more volatile and their securities may be less liquid and more difficult to sell than those of larger companies. They may have less established markets, fewer customers and product lines, less management depth and more limited access to financial resources. Mid-cap companies may not pay dividends for some time, if at all.

Industry and Sector Focus. At times the Fund may increase the relative emphasis of its investments in a particular industry or sector. The prices of stocks of issuers in a particular industry or sector may go up and down in response to changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than others. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, its share values may fluctuate in response to events affecting that industry or sector. To some extent that risk may be limited by the Fund's policy of not concentrating its investments in any one industry.

Who Is the Fund Designed For? The Fund is designed primarily for investors seeking capital appreciation. Those investors should be willing to assume the risks of short-term share price fluctuations and losses that are typical for funds emphasizing small- and mid-cap stock investments. Since the Fund does not seek current income and its income from investments will likely be small, it is not designed for investors needing an assured level of current income. The Fund is not a complete investment program and may not be appropriate for all investors. You should carefully consider your own investment goals and risk tolerance before investing in the Fund.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	The price of the Fund's shares can go up and down substantially. The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests or because of poor investment selection, which could cause the Fund to underperform other funds with similar investment objectives. There is no assurance that the Fund will achieve its investment objective. When you redeem your shares, they may be worth less than what you paid for them. These risks mean that you can lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund's Past Performance. The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance (for Class A shares) from calendar year to calendar year and by showing how the Fund's average annual returns for the periods of time shown in the table compare with those of a broad measure of market performance. The Fund's past investment performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More recent performance information is available by calling the toll-free number on the back of this prospectus and on the Fund's website: https://www.oppenheimerfunds.com/fund/MidCapValueFund

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges and taxes are not included and the returns would be lower if they were.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Sales charges and taxes are not included and the returns would be lower if they were. During the period shown, the highest return for a calendar quarter was 23.11% (2nd Qtr 2009) and the lowest return for a calendar quarter was -31.17% (4th Qtr 2008). For the period from January 1, 2015 to December 31, 2015 the cumulative return before sales charges and taxes was -7.02%.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended December 31, 2015
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The following table shows the average annual total returns for each class of the Fund's shares. After-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Your actual after-tax returns, depending on your individual tax situation, may differ from those shown and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns, depending on your individual tax situation, may differ from those shown and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past investment performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance (for Class A shares) from calendar year to calendar year and by showing how the Fund's average annual returns for the periods of time shown in the table compare with those of a broad measure of market performance. The Fund's past investment performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class and after-tax returns for other classes will vary.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://www.oppenheimerfunds.com/fund/MidCapValueFund
(Oppenheimer Mid Cap Value Fund) | Russell 2500® Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(5.49%)
5 Years (or life of class, if less)	rr_AverageAnnualReturnYear05	9.23%
10 Years	rr_AverageAnnualReturnYear10	6.51%
(Oppenheimer Mid Cap Value Fund) | Russell 2500® Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
5 Years (or life of class, if less)	rr_AverageAnnualReturnYear05	10.76%	[8]
(Oppenheimer Mid Cap Value Fund) | Russell MidCap® Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(4.78%)	[9]
5 Years (or life of class, if less)	rr_AverageAnnualReturnYear05	13.40%	[9]
10 Years	rr_AverageAnnualReturnYear10	11.25%	[9]
(Oppenheimer Mid Cap Value Fund) | Russell MidCap® Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
5 Years (or life of class, if less)	rr_AverageAnnualReturnYear05	12.79%	[8]
(Oppenheimer Mid Cap Value Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.69%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.18%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 689
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	930
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,190
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,932
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	689
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	930
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,190
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,932
Annual Return 2006	rr_AnnualReturn2006	17.98%
Annual Return 2007	rr_AnnualReturn2007	9.13%
Annual Return 2008	rr_AnnualReturn2008	(49.93%)
Annual Return 2009	rr_AnnualReturn2009	44.61%
Annual Return 2010	rr_AnnualReturn2010	20.54%
Annual Return 2011	rr_AnnualReturn2011	(7.52%)
Annual Return 2012	rr_AnnualReturn2012	9.48%
Annual Return 2013	rr_AnnualReturn2013	37.76%
Annual Return 2014	rr_AnnualReturn2014	10.57%
Annual Return 2015	rr_AnnualReturn2015	(7.02%)
Year to Date Return, Label	rr_YearToDateReturnLabel	For the period from January 1, 2015 to December 31, 2015 the cumulative return before sales charges and taxes was -7.02%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(7.02%)
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Dec. 31, 2015
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest return for a calendar quarter was 23.11% (2nd Qtr 2009)
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.11%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest return for a calendar quarter was -31.17% (4th Qtr 2008)
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(31.17%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 03, 1989
1 Year	rr_AverageAnnualReturnYear01	(12.36%)
5 Years (or life of class, if less)	rr_AverageAnnualReturnYear05	6.21%
10 Years	rr_AverageAnnualReturnYear10	4.27%
(Oppenheimer Mid Cap Value Fund) | Class A | Return After Taxes on Distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(12.46%)
5 Years (or life of class, if less)	rr_AverageAnnualReturnYear05	6.09%
10 Years	rr_AverageAnnualReturnYear10	3.85%
(Oppenheimer Mid Cap Value Fund) | Class A | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(6.91%)
5 Years (or life of class, if less)	rr_AverageAnnualReturnYear05	4.83%
10 Years	rr_AverageAnnualReturnYear10	3.31%
(Oppenheimer Mid Cap Value Fund) | Class B
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Management Fees	rr_ManagementFeesOverAssets	0.69%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.92%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 697
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	909
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,247
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,890
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	197
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	609
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,047
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,890
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 01, 1993
1 Year	rr_AverageAnnualReturnYear01	(12.35%)
5 Years (or life of class, if less)	rr_AverageAnnualReturnYear05	6.29%
10 Years	rr_AverageAnnualReturnYear10	4.39%
(Oppenheimer Mid Cap Value Fund) | Class C
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.69%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.92%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 297
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	609
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,047
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,264
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	197
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	609
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,047
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,264
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 01, 1993
1 Year	rr_AverageAnnualReturnYear01	(8.67%)
5 Years (or life of class, if less)	rr_AverageAnnualReturnYear05	6.65%
10 Years	rr_AverageAnnualReturnYear10	4.09%
(Oppenheimer Mid Cap Value Fund) | Class R
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.69%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.42%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 146
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	452
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	782
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,714
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	146
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	452
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	782
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,714
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2001
1 Year	rr_AverageAnnualReturnYear01	(7.26%)
5 Years (or life of class, if less)	rr_AverageAnnualReturnYear05	7.19%
10 Years	rr_AverageAnnualReturnYear10	4.59%
(Oppenheimer Mid Cap Value Fund) | Class Y
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.69%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.92%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 94
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	295
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	512
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,136
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	94
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	295
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	512
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,136
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 24, 2005
1 Year	rr_AverageAnnualReturnYear01	(6.79%)
5 Years (or life of class, if less)	rr_AverageAnnualReturnYear05	7.79%
10 Years	rr_AverageAnnualReturnYear10	5.25%
(Oppenheimer Mid Cap Value Fund) | Class I
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.69%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.73%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 75
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	234
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	407
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	910
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	75
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	234
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	407
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 910
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 28, 2012
1 Year	rr_AverageAnnualReturnYear01	(6.64%)
5 Years (or life of class, if less)	rr_AverageAnnualReturnYear05	9.99%
10 Years	rr_AverageAnnualReturnYear10

[1]	Expenses have been restated to reflect current fees.
[2]	From: 02/29/12.
[3]	The Fund has changed its benchmark from the current Reference Index (30% Russell 1000 Index / 30% MSCI All Country World Index (ex-U.S.) / 20% Barclays U.S. Aggregate Bond Index / 20% Barclays Multiverse Index (ex-U.S.)) to a new Reference Index (60% MSCI All Country World Index / 40% Barclays Global Aggregate Bond Index, Hedged), which it believes is a more appropriate measure of the Fund's performance. The Fund will not show performance for the current Reference Index (or for the indices comprising the current Reference Index) in its next annual registration update.
[4]	"Management Fees" reflects the gross management fees paid to the Manager by the Fund and the gross management fee for the Subsidiary during the Fund's most recent fiscal year.
[5]	After discussions with the Fund's Board, the Manager has contractually agreed to waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investments in funds managed by the Manager or its affiliates. This fee waiver and/or expense reimbursement may not be amended or withdrawn for one year from the date of this prospectus, unless approved by the Board. The Manager has also contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee it receives from the Subsidiary. This undertaking will continue to be in effect for so long as the Fund invests in the Subsidiary and may not be terminated unless approved by the Fund's Board.
[6]	The Fund has changed its benchmarks from the S&P 500 Index and the HFRI Fund Weighted Composite Index to the HFRX Global Hedge Fund Index, which it believes is a more appropriate measure of the Fund's performance. The Fund will not show performance for the S&P 500 Index and the HFRI Fund Weighted Composite Index in its February 2017 annual registration statement update.
[7]	As of 2-28-13.
[8]	As of 02/29/2012
[9]	The Fund has changed its benchmark from the Russell 2500® Value Index to the Russell MidCap® Value Index, which it believes is a more appropriate measure of the Fund's performance. The Fund will not show performance for the Russell 2500® Value Index in its next annual update.